Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents Balance (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 1,113,193		$ 159,900	¥ 709,019
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	475,991			678,610
US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	618,902		$ 88,716	¥ 30,409	$ 4,431
SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 18,300	$ 3,537